SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Loss Per Ordinary Share (FY) (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator: [Abstract]
Allocation of net income, as adjusted	$ 8,009,333	$ 5,572,126	$ (20,851,423)	$ 23,194,905
Class A Ordinary Shares [Member]
Net Loss Per Ordinary share [Abstract]
Antidilutive securities excluded from computation of loss per share (in shares)				29,600,000
Numerator: [Abstract]
Allocation of net income, as adjusted	$ 6,407,466	$ 4,457,701		$ 18,555,924	$ (17,023,763)
Denominator: [Abstract]
Weighted average shares outstanding, basic (in shares)	27,600,000	27,600,000	21,660,759	27,600,000	21,660,759
Weighted average shares outstanding, diluted (in shares)	27,600,000	27,600,000	21,660,759	27,600,000	21,660,759
Basic net income per ordinary share (in dollars per share)	$ 0.23	$ 0.16	$ (0.79)	$ 0.67	$ (0.79)
Diluted net income per ordinary share (in dollars per share)	$ 0.23	$ 0.16	$ (0.79)	$ 0.67	$ (0.79)
Class B Ordinary Shares [Member]
Numerator: [Abstract]
Allocation of net income, as adjusted	$ 1,601,867	$ 1,114,425		$ 4,638,981	$ (3,827,660)
Denominator: [Abstract]
Weighted average shares outstanding, basic (in shares)	6,900,000	6,900,000	4,870,253	6,900,000	4,870,253
Weighted average shares outstanding, diluted (in shares)	6,900,000	6,900,000	4,870,253	6,900,000	4,870,253
Basic net income per ordinary share (in dollars per share)	$ 0.23	$ 0.16	$ (0.79)	$ 0.67	$ (0.79)
Diluted net income per ordinary share (in dollars per share)	$ 0.23	$ 0.16	$ (0.79)	$ 0.67	$ (0.79)